Statements of Operations 12M - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
Consulting expenses	45,554	16,000
Office expenses	123,619	110,600
Depreciation expense	1,606	799
Wages and taxes	362,626	383,937
Professional fees	220,411	267,778
Regulatory fees	19,018	29,356
Research and development	71,930	16,823
Stock-based compensation	48,016	240,999
Travel, meals and entertainment	59,037	51,313
TOTAL OPERATING EXPENSES	951,817	1,117,605
LOSS FROM OPERATIONS	(951,817)	(1,118)
OTHER INCOME (EXPENSE)
Amortization of debt discount	(272,184)	(531,638)
Change in value of derivative liability	(1,112,538)	563,432
Derivative expense	(608,949)	(497,213)
Interest expense	(224,828)	(185,136)
Interest expense related party	(536)	(300)
Loss on extinguishment of debt	(70,477)
Other Income Total	(2,289,512)	(650,855)
LOSS BEFORE PROVISION FOR INCOME TAXES	(3,241,329)	(1,768,460)
PROVISION FOR INCOME TAXES
NET LOSS	$ (3,241,329)	$ (1,768,460)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.08)	$ (0.47)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	41,403,529	3,801,064